UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2008

Check here if Amendment [    ]; Amendment Number:
                                                  ---------
     This Amendment (Check only one.):     [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bracebridge Capital, LLC
Address:  500 Boylston Street, Suite 1700
          Boston, MA  02116

Form 13F File Number:  28-12949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John N. Spinney, Jr.
Title:   Chief Financial Officer and Chief Operating Officer
Phone:   617-349-2000

Signature, Place, and Date of Signing:

     /s/ John N. Spinney, Jr.       Boston, MA       November 14, 2008
     John N. Spinney, Jr.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:   $23,701
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                                         FORM 13F INFORMATION TABLE

     NAME OF ISSUER           TITLE OF CLASS     CUSIP     VALUE   SHRS OR   SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
                                                          (x$1000) PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE

ALLIED DEFENSE GROUP INC       COM             019118108     61      10000    SH              SOLE               10000
ALLSTATE CORP                  COM             020002101    369       8000    SH              SOLE                8000
AMERICAN FINL GROUP INC OHIO   COM             025932104   2360      80000    SH              SOLE               80000
BANCO LATINOAMERICANO DE EXP   CL E            P16994132   7879     546400    SH              SOLE              546400
CONOCOPHILLIPS                 COM             20825C104   2747      37500    SH              SOLE               37500
EFJ INC                        COM             26843B101     88      70000    SH              SOLE               70000
HOLLY CORP                     COM PAR $0.01   435758305    434      15000    SH              SOLE               15000
HUNTSMAN CORP                  COM             447011107    593      47100    SH              SOLE               47100
ISHARES INC                    MSCI S KOREA    464286772    397      10000    SH              SOLE               10000
ISHARES TR                     MSCI EAFE IDX   464287465    375       5900    SH              SOLE                5900
KOREA ELECTRIC PWR             SPONSORED ADR   500631106    681      55000    SH              SOLE               55000
KT CORP                        SPONSORED ADR   48268K101    705      42000    SH              SOLE               42000
MEMORY PHARMACEUTICALS CORP    COM             58606R403    191    1000000    SH              SOLE             1000000
MONTPELIER RE HOLDINGS LTD     SHS             G62185106    248      15000    SH              SOLE               15000
NABORS INDUSTRIES LTD          SHS             G6359F103    249      10000    SH              SOLE               10000
NELNET INC                     CL A            64031N108    199      14000    SH              SOLE               14000
ORIGEN FINL INC                COM             68619E208   1260    1058706    SH              SOLE             1058706
PLATINUM UNDERWRITER HLDGS L   COM             G7127P100    284       8000    SH              SOLE                8000
PRUDENTIAL BANCORP INC PA      COM             744319104    218      21700    SH              SOLE               21700
SLM CORP                       COM             78442P106    247      20000    SH              SOLE               20000
SUNOCO INC                     COM             86764P109    356      10000    SH              SOLE               10000
TESORO CORP                    COM             881609101    247      15000    SH              SOLE               15000
TIME WARNER INC                COM             887317105    181      13800    SH              SOLE               13800
TRAVELERS COMPANIES INC        COM             89417E109    452      10000    SH              SOLE               10000
TRUBION PHARMACEUTICALS INC    COM             89778N102    209      62857    SH              SOLE               62857
USEC INC                       COM             90333E108    406      75000    SH              SOLE               75000
VALERO ENERGY CORP NEW         COM             91913Y100    530      17500    SH              SOLE               17500
WESTERN ASSET EMRG MKT DEBT    COM             95766A101    148      11517    SH              SOLE               11517
WESTERN ASSET INFL MGMT FD I   COM             95766U107   1587     110592    SH              SOLE              110592
